LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND

                                  Annual Report
                                 August 31, 2001

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

PRESIDENT'S MESSAGE

photo: Stephen Gibson


Dear Shareholder:

Investing abroad offers many potential advantages. It gives you exposure to a wider range of investment opportunities and broader diversification. While this strategy is often worthwhile, recently its merits have been harder to find, especially in Japan.

Staying the course with your investments can be hard to do, especially during periods of uncertainty or change. However, we believe it is important for long-term investors to maintain exposure to the international markets, particularly because it is hard to know when these markets may turn around.

Over the past 12 months, we have witnessed a global slowdown, seen disappointing earnings and heard profit-warning announcements from companies around the world. These facts generally depressed the global markets. However, these declines did not reflect the strong long-term fundamentals that your fund's portfolio manager has been seeing in many companies he follows.

I would encourage you to read the report from your fund's portfolio manager that follows this letter. In it, David Smith shares his insights and outlook for the fund.

I have asked Liberty's senior economist, C. Frazier Evans, to offer his perspective on the economy in the aftermath of the tragic events of September 11th. As a special feature, his commentary follows this letter. Again, I would encourage you to read his opinions about the markets and the historic strengths of the US economy.

Respectfully,

/s/ Stephen E. Gibson
Stephen E. Gibson
President

Net asset value per share as of 8/31/01 ($)
         Class A                 8.95
         Class B                 8.56
         Class C                 8.57
         Class J1                41.00
         Class N1                40.78
         Class Z                 9.00

1 Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars.

logo: Not FDIC Insured   May Lose Value   No Bank Guarantee

There can be no assurance that the trends described in this report will continue or come to pass, because economic and market conditions change frequently.

SPECIAL ECONOMIC COMMENTARY
photo: C. Frazier Evans

C. FRAZIER EVANS HAS MORE THAN 30 YEARS OF INVESTMENT EXPERIENCE AT LIBERTY FUNDS GROUP, WHERE HE HAS HELD POSITIONS AS DIRECTOR OF INVESTMENT RESEARCH AND PORTFOLIO MANAGER OF SEVERAL EQUITY FUNDS. HE HAS HELD THE TITLE OF SENIOR ECONOMIST FOR THE PAST 15 YEARS.


"Everything's changed."

That statement, echoed again and again after the horrific events of September 11, captures the bewilderment following the tragic attacks on the World Trade Center and the Pentagon and the airplane crash in Pennsylvania. It is true that air travel will probably never be the same again. Certainly travel-related industries have been dealt a heavy blow. And the plunge in consumer confidence after the event suggests that a slump in consumer spending may trigger a recession, perhaps extending into the first part of next year. The effect of a possible recession, coupled with the extra costs of supply disruptions and falling demand, means that earnings forecasts for the equity markets are being revised down sharply.

sidebar"
"Despite the shock and sorrow we all feel in the aftermath of this calamity, it is worth examining what has not changed about the US economy."

Historic strengths of US economy remain in place
Despite the shock and sorrow we all feel in the aftermath of this calamity, it is worth examining what has not changed about the US economy. As a people, we still have enormous resiliency, as the reopening of the New York Stock Exchange and other markets illustrated. Our banking system is liquid and in far better shape than at the inception of the Gulf War in 1991. Inflation is low and easing, which gives the Federal Reserve considerable latitude to deal with the situation. Our federal budget surplus provides ample funds for the new claims on federal spending arising from the enormous task of reconstruction, the shoring up of the airline industry, and the identification and punishment of the perpetrators.

Increased activity possible in 2002
In short, we believe the economy, although shaken, is likely to recover. Indeed, the seeds of recovery have already been sown. The Federal Reserve has created substantial liquidity over the past 12 months. These funds are parked on the sidelines of the economic system but could eventually find their way first into the equity markets and ultimately into the real economy.

Spending initiatives, particularly military spending, could also accelerate economic activity. Inventory liquidation may give way to inventory accumulation, as manufacturers seek to reduce the impact of transportation disruptions on just-in-time inventory management. Although near-term activity is likely to suffer, we believe the economy could commence a recovery at some point next year.

Bond rates may hold
The reaction of the bond market to recent events has been a swift steepening of the yield curve. Short rates have dropped. This reflects not only the September 17 rate cut by the Federal Reserve, but also a growing conviction by market participants that more rate cuts are coming.

Bond market participants are concerned that the opening of the Social Security "lock box" could lead to lower retirement of outstanding Treasury debt. This is certainly possible. While reduced retirement of Treasury debt is a probability, this does not necessarily mean that long-term interest rates must rise. Other factors, such as sluggish economic activity, and a projected decline in the rate of inflation, could be more important. While the market has been buffeted by unfolding events, we believe rates should be able to hold at current levels.

sidebar:
"It is interesting to note that some of the best buying opportunities in the stock market have occurred during past recessions."

What history indicates
Past crises such as the attack on Pearl Harbor, the Cuban missile standoff, the assassination of John F. Kennedy and Iraq's invasion of Kuwait saw the stock market initially sell off and then recover to pre-crisis

SPECIAL ECONOMIC COMMENTARY
levels in a matter of sometimes days, sometimes weeks and, in one case, six months. Although historic trends cannot predict future market action, if we look at 10 financial crises over the past 30 years, we see that although the initial market response was negative, the decline was typically toward the end, not the beginning, of a selloff, and was followed in due course by a significant market recovery.

Stay the course
For those who are concerned that we may be in the midst of a recession that possibly began with the second quarter of this year, it is interesting to note that some of the best buying opportunities in the stock market have occurred during past recessions. The equity markets, being anticipatory by nature, have tended at some point to look through current troubles to eventual recovery on the other side. Whether that point was reached in the early days of trading when the New York Stock Exchange reopened, or at some point later on, cannot be anticipated. What we can say with more confidence is that even a tragedy of this scope, with its incalculable human consequences, is unlikely to permanently cripple a $10 trillion economy.

The opinions expressed are those of the contributor and are subject to change.

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. International investing may pose special risks due to currency exchange rate fluctuations, as well as political, economic and social developments. Investing in smaller stocks may include liquidity risks as well. Bond investing may pose special risks associated with changes in interest rates and changes in the financial strength of issuers of lower-rated bonds.

-----------------------------------------------
For C. Frazier Evans' monthly market commentary
visit www.libertyfunds.com
-----------------------------------------------

PERFORMANCE INFORMATION

Value of a $10,000 Investment
6/3/96 - 8/31/01

chart:

Performance of a $10,000 investment 6/3/96 - 8/31/01 ($)

              without     with
               sales      sales
               charge    charge
 Class A      9,255       8,723
 Class B      8,842       8,757
 Class C      8,853       8,853
 Class J      9,020       8,750
 Class N      8,972       8,972
 Class Z      9,310       N/A

 graph:

              Class A shares             Class A shares          MSCI Japan
             without sales charge        with sales charge           Index
 6/1996              10000                      9425                 10000
                     10350                      9754.88              10000
                     10109.9                    9528.56              9602.63
                     9709.53                    9151.23              9173.39
                     9719.24                    9160.38              9490.79
                     9239.11                    8707.86              8853.96
                     9469.16                    8924.68              9023.07
                     9319.55                    8783.67              8399.57
                     8979.39                    8463.07              7485.7
                     9109.59                    8585.79              7660.86
                     9059.48                    8538.56              7408.82
                     9499.77                    8953.54              7677.76
                     10569.5                    9961.71              8525.39
                     11049.3                    10414                9162.23
                     11469.2                    10809.7              8882.79
                     10049.3                    9471.46              8112.65
                     10269.4                    9678.88              7990.15
                     9819.57                    9254.95              7245.47
                     9360.02                    8821.82              6800.59
                     9041.78                    8521.87              6411.6
                     9603.27                    9051.08              6983.51
                     9422.73                    8880.92              7019.83
                     9021.32                    8502.59              6542.48
                     9171.98                    8644.59              6515.66
                     8750.98                    8247.8               6157.29
                     8780.74                    8275.84              6243.5
                     9131.97                    8606.88              6161.08
                     8680.85                    8181.7               5458.72
                     8480.32                    7992.7               5309.7
                     9241.85                    8710.45              6200.13
                     9933.14                    9361.99              6483.48
                     10574.8                    9966.77              6734.39
                     10604.4                    9994.68              6783.55
                     10604.4                    9994.68              6634.99
                     12459.2                    11742.8              7555.26
                     13421                      12649.3              7870.32
                     13010.3                    12262.2              7426.43
                     15405.5                    14519.7              8129.72
                     17209.5                    16220                8941.06
                     18582.8                    17514.3              8878.47
                     19634.6                    18505.6              9417.4
                     20826.4                    19628.9              9821.4
                     24204.5                    22812.7              10242.7
                     26656.4                    25123.6              10878.8
                     24371.9                    22970.5              10407.8
                     24869.1                    23439.1              10138.2
                     23939                      22562.5              10974.6
                     21509.2                    20272.4              10149.3
                     19059.3                    17963.4              9632.71
                     19804.5                    18665.8              10294.5
                     16887.3                    15916.3              9108.56
                     18459.5                    17398.1              9697.88
                     17538.4                    16529.9              9215.9
                     15067.2                    14200.9              8681.37
                     14322.9                    13499.3              8321.1
                     12720.2                    11988.8              7815.2
                     12730.4                    11998.4              7722.2
                     11272                      10624.6              7374.7
                     10931.2                    10302.6              7155.6
                     11737.9                    11063                7641.5
                     11965.6                    11277.6              7623.2
                     10972.5                    10341.5              7168.8
                     9813.8                     9249.5               6634.8
 8/2001              9255                       8723                 6468.9

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged index that tracks the performance of Japanese stocks. Unlike the Fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from May 31, 1996.

Average annual total return as of 8/31/01 (%)

 Share class            A                B                 C                 J                  N                Z
 Inception           6/3/96           6/3/96            6/3/96            9/20/00            5/15/00          6/3/96
---------------------------------------------------------------------------------------------------------------------
               without    with   without   with    without   with   without   with      without  with        without
                sales     sales   sales    sales    sales    sales   sales    sales      sales   sales        sales
               charge    charge  charge   charge   charge   charge  charge   charge     charge  charge       charge
---------------------------------------------------------------------------------------------------------------------
 1-year        -49.86   -52.74   -50.49  -52.97   -50.41   -50.90  -50.26   -51.75     -50.53   -52.01       -50.00
---------------------------------------------------------------------------------------------------------------------
 5-year         -0.95    -2.12    -1.81   -2.20    -1.79    -1.79   -1.42    -2.02      -1.53    -1.53        -0.86
---------------------------------------------------------------------------------------------------------------------
 Life           -1.46    -2.57    -2.32   -2.50    -2.30    -2.30   -1.95    -2.51      -2.05    -2.05        -1.35
---------------------------------------------------------------------------------------------------------------------

Average annual total return as of 6/30/01 (%)


 Share class            A                B                 C                 J                  N                Z
---------------------------------------------------------------------------------------------------------------------
               without    with   without   with    without   with   without   with      without  with        without
                sales     sales   sales    sales    sales    sales   sales    sales      sales   sales        sales
               charge    charge  charge   charge   charge   charge  charge   charge     charge  charge       charge
---------------------------------------------------------------------------------------------------------------------
 1-year        -44.60   -47.78   -45.02  -47.77   -44.99   -45.54  -44.82   -46.48     -45.08   -46.73       -44.46
---------------------------------------------------------------------------------------------------------------------
 5-year          1.17    -0.02     0.40    0.01     0.40     0.40    0.78     0.17       0.69     0.69         1.39
---------------------------------------------------------------------------------------------------------------------
 Life            1.85     0.66     1.06    0.87     1.06     1.06    1.44     0.83       1.34     1.34         2.06
---------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N.

Class J share performance includes returns of the fund's class N shares for the periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older share class and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

PORTFOLIO MANAGER'S REPORT

Weak performance during tough times
For the 12-month period that ended on August 31, 2001, the class A shares of the Liberty Newport Japan Opportunities Fund posted a total return of negative 49.86% (unadjusted for sales charge). Fund performance was substantially weaker than its benchmark, the MSCI Japan Index, which declined 33.29% during the same period. We attribute the fund's performance to two factors.

First, fund performance was a reflection of the continued downward economic spiral in Japan. Industrial production was down sharply in the first half of 2001. Other indicators that Japan's economy was sliding toward recession included a fall in business confidence, a sharp fall in employment (this in a country where lifetime employment used to be an expectation) and a large reduction in corporate profits. The growth rate for gross domestic product (GDP) was negative 3.2% (annualized) for the second quarter of 2001.

Second, the fund's overweight concentration in companies involved directly or indirectly with technology contributed to overall poor performance. A good example would be to look at Keyence Corporation (4.3% of net assets).1 Keyence develops, manufactures and sells hi-tech instruments used in factory automation. Although traditionally it has been more resilient than most in the face of a slowdown in capital spending, the company is looking at a decline in earnings during its fiscal year which ends in March 2002. During the 12-month period of this report, the company experienced a 55.1% decline in its stock price. The fund had very little, if any, weighting in cyclical companies and utilities, which performed somewhat better overall.

1 Holdings are disclosed as of August 31, 2001, and are subject to change.

sidebar:
Top 10 holdings as of 8/31/01 (%)

Orix                                  5.0
Canon                                 4.5
Keyence                               4.3
Ricoh                                 3.6
Sony                                  3.5
Sanix                                 3.3
Fuji Soft ABC                         3.3
Bellsystem 24                         3.3
Secom                                 3.2
Fast Retailing                        3.0

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.


Bought
C TWO-NETWORKS (1.8% of net assets) supplies mainly foreign-made network systems to the corporate sector in Japan. There is a great deal of room for "catch-up" in this field, as corporate IT spending in Japan has been very low, compared to that in America and Europe.



Sold
We eliminated our position in YAMANOUCHI PHARMACEUTICALS. We believed this company was unlikely to generate earnings growth over the next two to three years, due to expected slow growth in its revenues and increased marketing commitments.

Hard times continue for Japan's economy
Japan's economic hard times have continued at a time when its political landscape is being shaken up. During this reporting period, the Japanese elected a new prime minister, Junichiro Koizumi. We believe that Koizumi, considered by many as an iconoclast, represents perhaps the best chance Japan has had in over a decade to extricate itself from its economic problems. Unfortunately, the three main elements in Koizumi's "no pain, no gain" plan -- tightening of fiscal policy, writing off of bad loans by banks and accelerating deregulation -- even if successfully implemented, may have the short-term effect of worsening an already difficult economic climate. If the economic environment worsens before turning up, we believe that this situation may push the start of any sort of economic recovery into the second quarter of 2002.

Outlook
Our investment strategy continues to concentrate on well-established companies with histories of consistent earnings growth. As it turns out at the end of the period a significant portion of the fund's holdings were companies that were directly or indirectly affected by the technology, computer and telecommunication industries. We believe that there are signs that Japan's technology sector is being extremely oversold. Going forward, it could be that investors in technology have already discounted the bad news ahead. We think that any positive performance in the global technology sector would be beneficial to Japan's export-oriented economy, and, we hope, to the fund.

/s/ David R. Smith

David R. Smith

David R. Smith, portfolio manager of Liberty Newport Japan Opportunities Fund, is a managing director of Newport Fund Management, Inc. David joined Newport in 1994. He has 33 years of experience in the investment business as a money manager, institutional broker and investment banker.

International investing offers significant long-term growth potential, but also involves certain risks. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

A portfolio of stocks from a single nation poses additional risks due to limited diversification.

INVESTMENT PORTFOLIO

August 31, 2001

COMMON STOCKS-- 92.7%                SHARES       VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE-- 15.3%
DEPOSITORY INSTITUTIONS-- 2.5%
Suruga Bank, Ltd.                   122,000 $   917,849
                                            -----------
FINANCIAL SERVICES-- 7.8%
Aeon Credit Service Ltd.             18,000     999,747
Orix Corp.                           18,000   1,791,971
                                            -----------
                                              2,791,718
                                            -----------
NON-DEPOSITORY CREDIT INSTITUTIONS-- 5.0%
Aiful Corp.                           9,600     867,659
Takefuji Corp.                       11,000     946,057
                                            -----------
                                              1,813,716
                                            -----------

-------------------------------------------------------
MANUFACTURING-- 23.7%
CHEMICALS & ALLIED PRODUCTS-- 2.9%
Takeda Chemical Industries Ltd.      25,000   1,028,780
                                            -----------
COMMUNICATIONS EQUIPMENT-- 3.5%
Sony Corp.                           28,600   1,273,196
                                            -----------
ELECTRONIC & Electrical Equipment-- 2.0%
Tokyo Denpa Co., Ltd.                31,000     432,795
Yamaichi Electronics Co., Ltd.       33,000     287,427
                                            -----------
                                                720,222
                                            -----------
ELECTRONIC COMPONENTS-- 6.7%
Hirose Electric Co., Ltd.            15,000     992,173
Murata Manufacturing Co., Ltd.       13,000     776,740
Rohm Co., Ltd.                        6,000     661,954
                                            -----------
                                              2,430,867
                                            -----------
FOOD & KINDRED PRODUCTS-- 2.9%
Ito En, Ltd.                         20,000   1,028,359
                                            -----------
MACHINERY & COMPUTER EQUIPMENT-- 5.7%
Canon, Inc.                          54,000   1,626,861
Union Tool Co.                       12,100     430,724
                                            -----------
                                              2,057,585
                                            -----------

-------------------------------------------------------
MEASURING & ANALYZING INSTRUMENTS-- 7.9%
Keyence Corp.                        10,660   1,540,286
Ricoh Co., Ltd.                      80,000   1,304,047
                                            -----------
                                              2,844,333
                                            -----------

                                     Shares       Value
-------------------------------------------------------
RETAIL TRADE-- 15.9%
APPAREL & ACCESSORY STORES-- 3.0%
Fast Retailing Co.                    8,600 $ 1,085,584
                                            -----------
FOOD STORES-- 3.9%
C Two-Network Co., Ltd.              12,000     649,331
Goldcrest Co., Ltd. (a)              13,350     758,331
                                            -----------
                                              1,407,662
                                            -----------
GENERAL MERCHANDISE STORES-- 4.8%
Don Quijote Co., Ltd.                 5,000     275,183
Seven-Eleven Japan Co., Ltd.         25,000     828,915
Shimamura Co., Ltd. (a)              11,300     626,668
                                            -----------
                                              1,730,766
                                            -----------
HOME FURNISHINGS & EQUIPMENT-- 1.7%
Otsuka Kagu Ltd.                      9,300    602,625
                                            -----------
MISCELLANEOUS RETAIL-- 2.5%
Yamada Denki Co., Ltd.               13,000    889,422
                                            -----------

-------------------------------------------------------
SERVICES-- 20.2%
AMUSEMENT & RECREATION-- 2.6%
People Co., Ltd.                     16,500     937,263
                                            -----------
AUTO REPAIR, RENTAL & PARKING-- 3.0%
Park24 Co., Ltd.                     14,600  1,082,437
                                            -----------
BUSINESS SERVICES-- 4.9%
Oracle Corp. Japan                    7,300     631,524
Secom Co., Ltd.                      22,000   1,134,898
                                            -----------
                                              1,766,422
                                            -----------
COMPUTER RELATED SERVICES-- 6.4%
Bellsystem 24, Inc.                   3,200   1,174,114
Hitachi Software Engineering
   Co., Ltd.                         25,000     999,326
Yahoo Japan Corp. (a)                     8     149,457
                                            -----------
                                              2,322,897
                                            -----------
COMPUTER SOFTWARE-- 3.3%
Fuji Soft ABC, Inc.                  25,800   1,178,944
                                            -----------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES-- 7.6%
SANITARY SERVICES-- 3.3%
Sanix, Inc.                          20,000  1,194,984
                                            -----------
TELECOMMUNICATIONS-- 4.3%
NTT DoCoMo, Inc.                         50     614,323
Nippon Telegraph & Telephone Corp.      200     908,861
                                            -----------
                                              1,523,184
                                            -----------


See notes to investment portfolio.

August 31, 2001

COMMON STOCKS (CONTINUED)            SHARES       VALUE
-------------------------------------------------------
WHOLESALE TRADE-- 2.1%
DURABLE GOODS-- 0.7%
Softbank Corp.                       12,300 $   239,106
                                            -----------
NON-DURABLE GOODS-- 1.4%
Net One Systems Co., Ltd.                38     502,062
                                            -----------

Total Common Stocks
   (cost of $49,243,143)                     33,369,983
                                            -----------
SHORT-TERM OBLIGATION-- 4.9%            PAR
-------------------------------------------------------
Repurchase Agreement with SBC
Warburg Ltd., dated 08/31/01 due
09/04/01 at 3.650%, collateralized by U.S.
Treasury Bonds with maturities to
2027, market value $1,828,941
(repurchase proceeds $1,774,719)
(cost of $1,774,000)             $1,774,000   1,774,000
                                            -----------
Total Investments
   (cost of $51,017,143)(b)                  35,143,983
                                            -----------
OTHER ASSETS & LIABILITIES, NET-- 2.4%          856,225
-------------------------------------------------------
NET ASSETS-- 100.0%                         $36,000,208
                                            ===========

NOTES TO INVESTMENT PORTFOLIO:
(a)      Non-income producing.
(b)      Cost for federal income tax purposes is $52,111,801.

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

August 31, 2001

ASSETS:
Investments, at value (cost of $51,017,143)            $35,143,983
Cash, including foreign currency
   (cost of $413,414)                                      417,799
Receivable for:
   Fund shares sold                                        402,490
   Dividends                                                10,582
   Interest                                                   180
Expense reimbursement due from Advisor                     86,646
Other                                                     151,683
                                                       -----------
   Total Assets                                         36,213,363
LIABILITIES:
Payable for:
   Fund shares repurchased                                 114,871
   Management fee                                           30,458
   Transfer agent fee                                        9,541
   Administration fee                                        8,015
   Bookkeeping fee                                             833
Other                                                       49,437
                                                       -----------
   Total Liabilities                                       213,155
                                                       -----------
NET ASSETS                                             $36,000,208
                                                       ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                                        $66,345,945
Accumulated net investment loss                         (1,473,573)
Accumulated net realized loss                          (13,003,660)
Net unrealized appreciation (depreciation) on:
   Investments                                         (15,873,160)
   Foreign currency translations                             4,656
                                                       -----------
NET ASSETS                                             $36,000,208
                                                       ===========


CLASS A
Net asset value and redemption price per share
($8,010,631/895,194)                                $  8.95(a)
                                                    -------
Maximum offering price per share
($8.95/0.9425)                                      $  9.50(b)
                                                    -------
CLASS B
Net asset value and offering price per share
($9,109,119/1,063,945)                              $  8.56(a)
                                                    -------
CLASS C
Net asset value and offering price per share
($3,394,842/396,338)                                $  8.57(a)
                                                    -------
CLASS J
Net asset value and redemption price per share
($3,731/91)                                         $ 41.00
                                                    -------
Maximum offering price per share
($41.00/0.9700)                                     $ 42.27(c)
                                                    -------
CLASS N
Net asset value and offering price per share
($12,737,638/312,367)                               $ 40.78(a)
                                                    -------
CLASS Z
Net asset value, offering and redemption
price per share ($2,744,247/304,799)                $  9.00
                                                    -------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.
(c)   On sales of $10,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

For the Year Ended August 31, 2001 (a)

INVESTMENT INCOME:
Dividends                                             $    200,446
Interest                                                    43,968
                                                      ------------
   Total Investment Income (net of
   nonreclaimable foreign taxes withheld
   at sources which amounted to $36,170)                   244,414
EXPENSES:
Management fee                     $545,803
Administration fee                  143,685
Service fee -- Class A               33,102
Service fee -- Class B               39,399
Service fee -- Class C               14,527
Service fee -- Class J                   24
Service fee -- Class N               47,891
Distribution fee -- Class B         117,500
Distribution fee -- Class C          43,483
Distribution fee -- Class N         143,771
Agency Class J                            5
Agency Class N                       19,276
Transfer agent fee                  161,504
Custody fee                          32,954
Bookkeeping fee                      25,507
Trustees' fee                        12,206
Other                               170,741
                                -----------
   Total Expenses                1,551,378
                                -----------
Fees and expenses waived
   by Advisor                      (86,646)
                                -----------
Net Expenses                                             1,464,732
                                                      ------------
Net Investment Loss                                     (1,220,318)
                                                      ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                  (10,473,726)
   Foreign currency
     transactions                  (494,633)
                                -----------
Net unrealized appreciation/
   depreciation on:                                    (10,968,359)

   Investments                  (30,012,796)
   Foreign currency
     translations                   61,093
                                -----------
   Net change in unrealized
     appreciation/depreciation                         (29,951,703)
                                                      ------------
   Net Loss                                            (40,920,062)
                                                      ------------
Decrease in Net Assets from Operations                $(42,140,380)
                                                      ============

(a)      Class J shares were initially offered on September 20, 2000.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              YEAR            YEAR
                                              ENDED           ENDED
INCREASE (DECREASE)                         AUGUST 31,      AUGUST 31,
IN NET ASSETS                                2001 (A)        2000 (B)
----------------------------------------------------------------------
OPERATIONS:
Net investment loss                         $(1,220,318)   $(1,493,070)
Net realized loss on
   investments and foreign
   currency transactions                    (10,968,359)      (799,790)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations                    (29,951,703)    (4,224,067)
                                            -----------    -----------
Net Decrease from Operations                (42,140,380)    (6,516,927)
                                            -----------    -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
Distribution from net investment
   income-- Class A                                  --       (800,853)
In excess of net investment
   income-- Class A                                  --         (2,000)
Distribution from net investment
   income-- Class B                                  --       (987,958)
In excess of net investment
   income-- Class B                                  --         (2,000)
Distribution from net investment
   income-- Class C                                  --       (462,231)
In excess of net investment
   income-- Class C                                  --         (1,000)
Distribution from net investment
   income-- Class Z                                  --       (113,141)
In excess of net investment
   income-- Class Z                                  --             --
                                            -----------    -----------
Total Distributions Declared to
   Shareholders                                      --     (2,369,183)
                                            -----------    -----------
SHARE TRANSACTIONS:
Subscriptions-- Class A                      27,075,986     53,161,703
Distributions reinvested--
   Class A                                           --        748,754
Redemptions-- Class A                       (31,148,496)   (47,291,945)
                                            -----------    -----------
   Net Increase (Decrease)--
     Class A                                 (4,072,510)     6,618,512
                                            -----------    -----------

Subscriptions-- Class B                       2,391,736    27,384,271
Distributions reinvested--
   Class B                                           --        900,841
Redemptions-- Class B                        (9,547,329)   (17,833,364)
                                            -----------    -----------
   Net Increase (Decrease)--
     Class B                                 (7,155,593)    10,451,748
                                            -----------    -----------

                                              YEAR            YEAR
                                              ENDED           ENDED
                                            AUGUST 31,      AUGUST 31,
                                             2001 (A)        2000 (B)
----------------------------------------------------------------------
OPERATIONS:
Subscriptions-- Class C                     $ 6,280,823    $15,892,311
Distributions reinvested--
   Class C                                           --        432,906
Redemptions-- Class C                        (9,702,797)   (12,101,307)
                                            -----------    -----------
   Net Increase (Decrease)--
     Class C                                 (3,421,974)     4,223,910
                                            -----------    -----------

Subscriptions-- Class J                           7,320             --
                                            -----------    -----------
Subscriptions-- Class N                       4,420,652     41,065,159
Redemptions-- Class N                        (9,662,725)    (7,810,861)
                                            -----------    -----------
   Net Increase (Decrease)--
     Class N                                 (5,242,073)    33,254,298
                                            -----------    -----------
Subscriptions-- Class Z                       3,205,127      5,556,509
Distributions reinvested--
   Class Z                                           --        102,890
Redemptions-- Class Z                        (3,120,783)    (2,942,683)
                                            -----------    -----------
   Net Increase-- Class Z                        84,344      2,716,716
                                            -----------    -----------
   Net Increase (Decrease)
     from Share Transactions                (19,800,486)    57,265,184
                                            -----------    -----------
   Total Increase (Decrease)
     in Net Assets                          (61,940,866)    48,379,074
                                            -----------    -----------
NET ASSETS:
Beginning of period                          97,941,074     49,562,000
                                            -----------    -----------
End of period (including
   accumulated net investment
   loss of $(1,473,573) and
   $(1,947,416), respectively)              $36,000,208    $97,941,074
                                            ===========    ===========

(a) Class J shares were initially offered on September 20, 2000.
(b) Class N shares were initially offered on May 15, 2000.
See notes to financial statements.

                                               YEAR            YEAR
                                              ENDED           ENDED
                                            AUGUST 31,      AUGUST 31,
                                             2001 (A)        2000 (B)
----------------------------------------------------------------------
CHANGES IN SHARES:
Subscriptions-- Class A                       2,337,502      2,453,298
Issued for distributions
   reinvested-- Class A                              --         34,034
Redemptions-- Class A                        (2,643,785)    (2,207,541)
                                            -----------     ----------
   Net Increase (Decrease)--
     Class A                                   (306,283)       279,791
                                            -----------     ----------

Subscriptions-- Class B                         200,463      1,288,800
Issued for distributions
   reinvested-- Class B                              --         41,978
Redemptions-- Class B                          (757,438)      (888,126)
                                            -----------     ----------
   Net Increase (Decrease)--
     Class B                                   (556,975)       442,652
                                            -----------     ----------
Subscriptions-- Class C                         599,838        764,062
Issued for distributions
   reinvested-- Class C                              --         20,173
Redemptions-- Class C                          (849,452)      (589,571)
                                            -----------     ----------
   Net Increase (Decrease)--
     Class C                                   (249,614)       194,664
                                            -----------     ----------
Subscriptions-- Class J                              91             --
                                            -----------     ----------

Subscriptions-- Class N                          66,399        477,578
Redemptions-- Class N                          (142,680)       (88,930)
                                            -----------     ----------
   Net Increase (Decrease)--
     Class N                                    (76,281)       388,648
                                            -----------     ----------

Subscriptions-- Class Z                         298,948        259,237
Issued for distributions
   reinvested-- Class Z                              --          4,637
Redemptions-- Class Z                          (287,085)      (129,759)
                                            -----------     ----------
   Net Increase-- Class Z                        11,863        134,115
                                            -----------     ----------

(a)  Class J shares were initially offered on September 20, 2000.
(b)  Class N shares were initially offered on May 15, 2000.
See notes to financial statements.

Notes to Financial Statements

August 31, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Newport Japan Opportunities Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing substantially all of its assets in equity securities of companies whose principal activities are in Japan. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares:
Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J shares are sold with a front-end sales charge. Class N shares are subject to a contingent deferred sales charge. Class J and Class N shares are subject to an annual distribution fee and are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z is offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B, Class C, Class J and Class N class specific expenses), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B, Class C, Class J and Class N net investment income per share data reflects the service fee per share applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C and Class N shares and the agent fee applicable to Class J and Class N shares only.

Class A, Class B, Class C, Class J and Class N ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C, Class J and Class N shares and the distribution fee applicable to Class B, Class C and Class N shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of               Capital Loss
          Expiration              Carryforward
          ----------             --------------
             2006                  $   68,392
             2007                   1,707,149
             2008                     130,554
             2009                     845,766
                                   ----------
                                   $2,751,861
                                   ----------

Expired capital loss carryforwards, if any, are recorded as a reduction to paid in capital. To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Additionally, $10,251,801 of net capital losses attributable to security transactions and $374,660 of net capital losses attributable to currency losses, incurred after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements.

                 INCREASE (DECREASE)
--------------------------------------------------------------------------------
                     Accumulated        Accumulated
                    Net Investment     Net Realized
 Paid In Capital         Loss              Loss
--------------------------------------------------------------------------------
   $(1,954,093)       $1,694,161         $259,932

These differences are primarily due to net operating losses and foreign currency transactions. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Newport Fund Management, Inc. (the "Advisor"), an affiliate of Liberty Financial Companies, Inc. ("Liberty Financial"), is the investment Advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets. Liberty Financial, an intermediate parent of the Fund's investment advisor, has entered into an agreement with Fleet National Bank for the sale of Liberty Financial's asset management business, including each of the Liberty Financial affiliates. This proposed transaction may result in a change of control of the Fund's investment advisor and, therefore, an assignment of its existing investment advisory contract with the Fund. Liberty Financial has obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders. This contract is identical to the current contract in all material respects except for its effective and termination dates. The transaction is expected to be completed prior to the end of 2001.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). Effective February 1, 2001, the Administrator pays fees to State Street under the Outsourcing Agreement.

During the period September 1, 2000 to June 30, 2001, the Administrator provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average net assets based on the number of shareholder accounts and transactions. The Transfer Agent also received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE, AGENCY AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended August 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $6,180 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $138, $142,427, $12,078 and $0 on Class A, Class B, Class C and Class N share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B, Class C and Class N net assets as of the 20th of each month and 0.50% annually on Class J net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C and Class N.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Class J shares and Class N shares pay an annual fee of 0.10% of the Class J and Class N average net assets, to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

EXPENSE LIMITS:
The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, agency fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended August 31, 2001, purchases and sales of investments, other than short-term obligations, were $5,822,892 and $14,586,552, respectively.

Unrealized appreciation (depreciation) at August 31, 2001, based on cost of investments for federal income tax purposes was:
      Gross unrealized appreciation                 $ 4,677,058
      Gross unrealized depreciation                 (21,644,876)
                                                   ------------
        Net unrealized depreciation                ($16,967,818)
                                                   ============

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 331 1/43% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 1/42 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1 1/42 of 1%. There were no borrowings under the line of credit during the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES                                                  YEAR ENDED AUGUST 31,
-----------------------------------------------------------------------------------------------------------
                                          2001          2000(f)          1999           1998          1997
                                          ----          ------           ----           ----          ----
NET ASSET VALUE,
BEGINNING OF PERIOD ...............   $   17.85     $    18.54       $     8.66     $   10.05     $    9.71
                                      ---------     ----------       ----------     ---------     ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a) ...........       (0.20)         (0.28)           (0.13)        (0.10)        (0.09)
Net realized and unrealized gain
   (loss) on investments ..........       (8.70)          0.28            10.01         (1.27)         0.43
                                      ---------     ----------       ----------     ---------     ---------
   Total from Investment Operations       (8.90)          0.00             9.88         (1.37)         0.34
                                      ---------     ----------       ----------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income ........          --          (0.69)              --            --            --
In excess of net investment income           --          (0.00)(e)           --            --            --
                                      ---------     ----------       ----------     ---------     ---------
   Total Distributions Declared
     to Shareholders ..............          --          (0.69)              --            --            --
                                      ---------     ----------       ----------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD .....................   $    8.95     $    17.85       $    18.54     $    8.66     $   10.05
                                      =========     ==========       ==========     =========     =========
Total return (b)(c) ...............      (49.86)%        (0.68)%         114.09%       (13.26)%        3.50%
                                      =========     ==========       ==========     =========     =========
RATIO TO AVERAGE
NET ASSETS:
Expenses (d) ......................        2.00%          1.93%            2.00%         2.00%         2.00%
Net investment loss (d) ...........      (1.58)%        (1.28)%          (1.03)%       (1.12)%       (0.93)%
Waiver/reimbursement ..............        0.15%            --             0.46%         0.72%         1.79%
Portfolio turnover rate ...........          11%            15%              27%           24%           20%
Net assets, end of period (000's) .   $   8,011     $   21,452       $   17,091     $   2,887     $   4,073

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Represents less than $0.01 per share.

(f)  For the year ended August 31, 2000, the Fund was audited by Ernst & Young
     LLP. Each of the previous years was audited by other auditors.

page 16

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

CLASS B SHARES                                                   YEAR ENDED AUGUST 31,
                                          2001         2000 (f)          1999          1998          1997
                                      ---------     ----------       ----------     ---------     ---------
NET ASSET VALUE,
BEGINNING OF PERIOD                   $   17.29     $    18.11       $     8.52     $    9.95     $    9.69
                                      ---------     ----------       ----------     ---------     ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)                   (0.29)         (0.43)           (0.22)        (0.17)        (0.17)
Net realized and unrealized gain
   (loss) on investments                  (8.44)          0.26             9.81         (1.26)         0.43
                                      ---------     ----------       ----------     ---------     ---------
   Total from Investment Operations       (8.73)         (0.17)            9.59         (1.43)         0.26
                                      ---------     ----------       ----------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                   --          (0.65)              --            --            --
In excess of net investment income           --          (0.00)(e)           --            --            --
                                      ---------     ----------       ----------     ---------     ---------
   Total Distributions Declared
     to Shareholders                         --          (0.65)              --            --            --
                                      ---------     ----------       ----------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                         $   8.56      $    17.29       $    18.11     $    8.52     $    9.95
                                      =========     ==========       ==========     =========     =========
Total return (b)(c)                    (50.49)%        (1.62)%          112.56%      (14.16)%         2.68%
                                      =========     ==========       ==========     =========     =========
RATIO TO AVERAGE
NET ASSETS:
Expenses (d)                               2.75%          2.68%            2.75%         2.75%        2.75%
Net investment loss (d)                  (2.33)%        (2.03)%          (1.78)%       (1.87)%      (1.68)%
Waiver/reimbursement                       0.15%            --             0.46%         0.72%        1.79%
Portfolio turnover rate                      11%           15%               27%           24%          20%
Net assets, end of period (000's)     $   9,109     $   28,021       $   21,333     $   6,028     $   6,275

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefit derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Represents less than $0.01 per share.

(f)  For the year ended August 31, 2000, the Fund was audited by Ernst & Young
     LLP. Each of the previous years was audited by other auditors.

page 17

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

Class C Shares                                                Year Ended August 31,
                                        2001          2000 (g)          1999           1998        1997 (a)
NET ASSET VALUE,
BEGINNING OF PERIOD                   $   17.28     $    18.10       $     8.51     $    9.94     $    9.69
                                      ---------     ----------       ----------     ---------     ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (b)                   (0.29)         (0.43)           (0.22)        (0.17)        (0.17)
Net realized and unrealized gain
   (loss) on investments                  (8.42)          0.26             9.81         (1.26)         0.42
                                      ---------     ----------       ----------     ---------     ---------
   Total from Investment Operations       (8.71)         (0.17)            9.59         (1.43)         0.25
                                      ---------     ----------       ----------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                   --          (0.65)              --            --            --
In excess of net investment income           --          (0.00)(f)           --            --            --
                                      ---------     ----------       ----------     ---------     ---------
   Total Distributions Declared
     to Shareholders                         --          (0.65)              --            --            --
                                      ---------     ----------       ----------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                         $    8.57     $    17.28       $    18.10     $    8.51     $    9.94
                                      =========     ==========       ==========     =========     =========

Total return (c)(d)                    (50.41)%        (1.62)%          112.69%      (14.18)%         2.58%
                                      =========     ==========       ==========     =========     =========
RATIO TO AVERAGE
NET ASSETS:
Expenses (e)                              2.75%          2.68%            2.75%         2.75%         2.75%
Net investment loss (e)                 (2.33)%        (2.03)%          (1.78)%       (1.87)%       (1.68)%
Waiver/reimbursement                      0.15%             --            0.46%         0.72%         1.79%
Portfolio turnover rate                     11%            15%              27%           24%           20%
Net assets, end of period (000's)     $   3,395     $   11,161       $    8,167     $   1,862     $   3,001

(a)  Effective July 1, 1997, Class D Shares were redesignated Class C Shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefit derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f)  Represents less than $0.01 per share.

(g)  For the year ended August 31, 2000, the Fund was audited by Ernst & Young
     LLP. Each of the previous years was audited by other auditors.

page 18

Selected data for a share outstanding throughout each period is as follows:

                                                          PERIOD
                                                           ENDED
                                                      AUGUST 31,
CLASS J SHARES                                           2001 (a)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 80.68
                                                         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (1.08)
 Net realized and unrealized loss on investments          (38.60)
                                                         -------
   Total from Investment Operations                       (39.68)
NET ASSET VALUE, END OF PERIOD                            $41.00
                                                         =======
Total return (c)(d)                                     (49.18)%(e)
                                                         =======
RATIO TO AVERAGE NET ASSETS:
Expenses                                                   2.35%(f)
Net investment loss                                      (1.93)%(f)
Waiver/reimbursement                                       0.15%(f)
Portfolio turnover rate                                      11%
Net assets, end of period (000's)                       $      4

(a) Class J shares were initially offered on September 20, 2000. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.




                                                   YEAR            PERIOD
                                                  ENDED            ENDED
                                                 AUGUST 31,       AUGUST 31,
CLASS N SHARES                                     2001           2000 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  82.43         $  91.37
                                                --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                            (1.40)           (0.16)
Net realized and unrealized loss on investments   (40.25)           (8.78)
                                                --------         --------
   Total from Investment Operations               (41.65)           (8.94)
                                                --------         --------
NET ASSET VALUE, END OF PERIOD                  $  40.78         $  82.43
                                                ========         ========
Total return (c)(d)                             (50.53)%          (9.78)%(f)
                                                ========         ========
RATIO TO AVERAGE NET ASSETS:
Expenses (e)                                       2.85%            2.78%(g)
Net investment loss (e)                          (2.43)%          (2.55)%(g)
Waiver/reimbursement                               0.15%              --
Portfolio turnover rate                              11%              15%
Net assets, end of period (000's)               $ 12,738         $ 32,035

(a) Class N shares were initially offered on May 15, 2000. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefit derived from custody credit and directed brokerage arrangement, if applicable, had no impact.

(f)  Not annualized.

(g)  Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:
CLASS Z SHARES                                               YEAR ENDED AUGUST 31,
                                        2001          2000 (f)          1999           1998          1997
                                      ---------     ----------       ----------     ---------     ---------

NET ASSET VALUE,
BEGINNING OF PERIOD                   $   18.00     $    18.70       $     8.71     $   10.07     $    9.72
                                      ---------     ----------       ----------     ---------     ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)                   (0.17)         (0.22)           (0.10)        (0.08)        (0.07)
Net realized and unrealized gain
   (loss) on investments                  (8.83)          0.23            10.09         (1.28)         0.42
                                      ---------     ----------       ----------     ---------     ---------
   Total from investment operations       (9.00)          0.01             9.99         (1.36)         0.35
                                      ---------     ----------       ----------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                   --          (0.71)              --            --            --
In excess of net investment income           --          (0.00)(e)           --            --            --
                                      ---------     ----------       ----------     ---------     ---------
   Total Distributions Declared
     to Shareholders                         --          (0.71)              --            --            --
                                      ---------     ----------       ----------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                         $    9.00     $    18.00       $    18.70     $    8.71     $   10.07
                                      =========     ==========       ==========     =========     =========

Total return (b)(c)                    (50.00)%        (0.66)%          114.70%      (13.30)%         3.60%
                                      =========     ==========       ==========     =========     =========

RATIO TO AVERAGE
NET ASSETS:
Expenses (d)                              1.75%          1.68%            1.75%         1.75%         1.75%
Net investment loss (d)                 (1.33)%        (1.03)%          (0.78)%       (0.87)%       (0.68)%
Waiver/reimbursement                      0.15%             --            0.46%         0.72%         1.79%
Portfolio turnover rate                     11%            15%              27%           24%           20%
Net assets, end of period (000's)     $   2,744     $    5,272       $    2,971     $   1,444     $   1,488

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefit derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Represents less than $0.01 per share.

(f)  For the year ended August 31, 2000, the Fund was audited by Ernst & Young
     LLP. Each of the previous years was audited by other auditors.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Liberty Funds Trust II:

Liberty Newport Japan Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Liberty Newport Japan Opportunities Fund (one of the series constituting the Liberty Funds Trust II, the "Trust"), including the Investment Portfolio, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1999 were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Newport Japan Opportunities Fund, a series of Liberty Funds Trust II, at August 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
October 12, 2001

RESULT OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On December 17, 2000, a Special Meeting of Shareholders of the Fund was held to elect eleven Trustees. On September 29, 2000, the record date for the Meeting, the Fund had shares outstanding of 3,650,963. The votes cast were as follows:

                                                     Authority
                                        For           Withheld
                                        ---          ---------

To elect a Board of Trustees:

Douglas Hacker                       2,667,162         21,987
Janet Langford Kelly                 2,666,662         22,487
Richard W. Lowry                     2,667,776         21,373
Salvatore Macera                     2,667,723         21,426
William E. Mayer                     2,667,776         21,373
Charles R. Nelson                    2,667,229         21,920
John J. Neuhauser                    2,667,776         21,373
Joseph R. Palombo                    2,666,485         22,664
Thomas E. Stitzel                    2,667,723         21,426
Thomas C. Theobald                   2,667,776         21,373
Anne-Lee Verville                    2,667,277         21,872

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer,
Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport Japan Opportunities Fund

                          Give me Liberty.(R)

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At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money
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Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Newport Japan Opportunities Fund  Annual Report, August 31, 2001

logo: Liberty Funds

Liberty Funds Distributor, Inc. (c) 2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfuns.com

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